LIQUIDITY AND FINANCIAL CONDITION (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Liquidity And Financial Condition [Line Items]
Retained Earnings (Accumulated Deficit)	$ (202,048)		$ (202,048)		$ (209,299)	$ (188,397)
Operating Income (Loss), Total	$ (5,549)	$ (4,632)	$ (11,295)	$ (9,248)	$ (22,860)	$ (19,861)